Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges										$ 28,635	$ 13,385	$ 59,241
Outsourcing expenses										12,827	7,877	32,899
Travelling and conveyance										780	247	4,271
Communication										3,732	2,857	6,525
Technology and maintenance										4,224	3,904	5,905
Legal and professional	[1]									6,397	4,364	9,670
Website hosting charges										14,088	12,129	20,165
Provision for litigations (refer note 32)										4,700		30,800
Net loss on de-recognition of property, plant and equipment										(6)	406	19
Intangible assets written off										17
Miscellaneous expenses										6,175	5,906	15,906
Total		$ 19,013	$ 32,972	$ 18,318	$ 11,272	$ 18,120	$ 15,020	$ 10,308	$ 7,627	$ 81,575	$ 51,075	$ 185,401

[1]
Notes: *	Includes Nil towards cost related to share based payment for the year ended March 31, 2022
(March 31, 2021: Nil and March 31, 2020: USD 144).